Fair Value - Financial Instruments Measured At Fair Value On Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Single-family residential [Member]
Impaired loans:
Impaired loans at Fair Value	57
Single-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Multi-family residential [Member]
Impaired loans:
Commercial real estate at Fair Value	2,070
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(32.70%)
Multi-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Commercial [Member]
Impaired loans:
Impaired loans at Fair Value	121
Commercial [Member] | Income approach [Member]
Impaired loans:
Valuation Technique(s)	Income approach
Commercial [Member] | Non-owner occupied [Member]
Impaired loans:
Commercial real estate at Fair Value	1,806
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(7.30%)
Commercial [Member] | Non-owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Commercial [Member] | Owner occupied [Member]
Impaired loans:
Commercial real estate at Fair Value	1,244
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(0.80%)
Commercial [Member] | Owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Valuation Technique(s)	Comparable sales approach
Minimum [Member] | Single-family residential [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	2.30%
Minimum [Member] | Multi-family residential [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(39.00%)
Minimum [Member] | Commercial [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences in net operating income expectations	(10.00%)
Minimum [Member] | Commercial [Member] | Non-owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(12.20%)
Minimum [Member] | Commercial [Member] | Owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(6.30%)
Maximum [Member] | Multi-family residential [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(27.10%)
Maximum [Member] | Commercial [Member] | Non-owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	16.70%
Maximum [Member] | Commercial [Member] | Owner occupied [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	0.50%